Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]	The following table presents a reconciliation of all assets and liabilities measured at fair value on a recurring basis as of June 30, 2014:

	Level 1	Level 2	Level 3	Fair Value
Convertible senior secured debentures	-	$5,395,610	-	$5,395,610
	Level 1	Level 2	Level 3	Fair Value
Notes payable	-	$1,123,933	-	$1,123,933
The following table presents a reconciliation of all assets and liabilities measured at fair value on a recurring basis

	Level 1	Level 2	Level 3	Fair Value
Notes Payable	-	$200,000	-	$200,000
	Level 1	Level 2	Level 3	Fair Value
Notes payable	-	$1,123,900	-	$1,123,933